Expected credit loss measurement - Coverage ratios (Detail 2) - Gross carrying amount - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.29%
Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.13%
Total exposure		$ 85,728	$ 90,268
Guarantees
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.23%
Total exposure		$ 18,142	18,146
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.13%
Total exposure		$ 27,547	31,212
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%
Total exposure		$ 1,657	937
Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.10%
Total exposure		$ 35,092	36,634
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.08%
Total exposure		$ 3,289	3,339
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.09%
Twelve-month expected credit losses | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.07%
Total exposure		$ 83,626	86,830
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.04%
Total exposure		$ 17,757	17,321
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.11%
Total exposure		$ 27,078	30,590
Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%
Total exposure		$ 1,657	937
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.05%
Total exposure		$ 33,848	35,121
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.08%
Total exposure		$ 3,285	2,861
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
ECL coverage		2.04%
Lifetime expected credit losses | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage		1.20%
Total exposure		$ 1,920	3,055
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.30%
Total exposure		$ 304	611
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage		1.20%
Total exposure		$ 419	568
Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%
Total exposure		$ 0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage		1.43%
Total exposure		$ 1,197	1,420
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%
Total exposure		$ 0	456
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
ECL coverage		40.20%
Lifetime expected credit losses | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage		18.22%
Total exposure	[1]	$ 182	383
Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
ECL coverage		40.32%
Total exposure		$ 82	215
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%
Total exposure		$ 50	53
Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%
Total exposure		$ 0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%
Total exposure		$ 46	93
Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%
Total exposure		$ 4	22
UBS AG
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.29%
UBS AG | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.13%
Total exposure		$ 87,614	92,486
UBS AG | Guarantees
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.23%
Total exposure		$ 18,142	18,146
UBS AG | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.13%
Total exposure		$ 27,547	31,212
UBS AG | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%
Total exposure		$ 1,657	937
UBS AG | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.09%
Total exposure		$ 36,979	38,851
UBS AG | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.08%
Total exposure		$ 3,289	3,339
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.09%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.07%
Total exposure		$ 85,513	89,048
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.04%
Total exposure		$ 17,757	17,321
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.11%
Total exposure		$ 27,078	30,590
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%
Total exposure		$ 1,657	937
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.05%
Total exposure		$ 35,735	37,338
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.08%
Total exposure		$ 3,285	2,861
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
ECL coverage		2.04%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage		1.20%
Total exposure		$ 1,920	3,055
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.30%
Total exposure		$ 304	611
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage		1.20%
Total exposure		$ 419	568
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%
Total exposure		$ 0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage		1.43%
Total exposure		$ 1,197	1,420
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%
Total exposure		$ 0	456
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
ECL coverage		40.20%
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage		18.22%
Total exposure	[1]	$ 182	383
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
ECL coverage		40.32%
Total exposure		$ 82	215
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%
Total exposure		$ 50	53
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%
Total exposure		$ 0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%
Total exposure		$ 46	93
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%
Total exposure		$ 4	$ 22

[1]
Under IFRS 9, adopted on 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and/or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held).